Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

SalvaRx Acquisition

On January 8,2019 the Company acquired 100% of SalvaRx from SalvaRx Group plc. in exchange for 8,050,701 ordinary shares of the Company for an aggregate consideration of US$92.6 million (see note 9). Four of the six directors of the Company are also directors of SalvaRx Group plc. The Company's CEO is also the CEO of SalvaRx and employees of the Company comprise the management team of SalvaRx.

Investments

The Company has entered into related party transactions and certain services agreements with its investees. Key management of the Company has also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel. The related party transactions are as follows:

Nekonal

One of the three directors on the Board of Directors of Nekonal is represented by the Company. Under the terms of the Nekonal Agreement, prior the acquisition of SalvaRx, SalvaRx invested an initial €600,000. €300,000 was invested to further the drug development efforts of Nekonal's technology in cancer immunotherapy. Of the investment €50,000 was paid to each of SalvaRx and Nekonal SARL for fees called for under the services agreements with SalvaRx (management fees) and Nekonal SARL (scientist fees), respectively, for labor fees.   The remainder of €200,000 was used for materials in the labs. Additionally, the CEO of the Company is also the CEO of Nekonal and employees of the Company comprise the management team of Nekonal under the service agreement for management services.

Stimunity

One of the three directors on the Board of Directors of Stimunity is represented by the Company (see Note 6).

Saugatuck

One of the three directors on the Board of Directors of Saugatuck is represented by the Company. Additionally, the CEO of the Company is also the CEO of Saugatuck and employees of the Company comprise the management team of Saugatuck (see Note 9).

Intensity

One of the four directors on the Board of Directors of Intensity is represented by the Company. Additionally, the CEO of the Company is an officer and employee of Intensity (see Note 8).

PGL

On January 31, 2018, the Company's wholly-owned subsidiary, PPL, acquired 650 ordinary shares, or 65%, of Portage Glasgow Ltd. (PGL), a newly incorporated company in Glasgow, Scotland at less than $0.01 per share for a total consideration of $9.11. PPL's CEO is also the chairman of the two-person board of directors of PGL (see Note 7).

Prepaid expenses and other receivables include amounts due from a joint venture of $73,412 for the year ended March 31, 2019. There were no amounts due from the joint venture for the years ended March 31, 2020. The amount is interest free and repayable on demand (see note 6).

Unsecured Notes Payable/Convertible Notes

On March 7, 2018, the Company invested in convertible notes from iOx. On December 3, 2018, the Company invested an additional $950 in iOx (the "Convertible Notes Receivable"). As a result of the SalvaRx Acquisition, iOx has become a subsidiary of the Company during the year ended March 31, 2019. In accordance with IFRS 3 - Business combinations, the fair value notes receivable are effectively settled upon the business combination and the fair value of the notes receivable is additional consideration (see Notes 9 and 12).

The Unsecured Notes and the SalvaRx Notes include notes of the original amount of approximately $3.2 million issued to directors of the Company (see Note 12).

In January 2020, a board member of the Company advanced the Company $1.0 million which was repaid in July 2020. There was no interest or fees associated with this advance.

Related party transactions have been listed above, unless they have been disclosed elsewhere in the consolidated financial statements.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.